Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 113,600	SFr 128,600
Offsetting	(103,800)	(117,300)
of which counterparty netting	(83,200)	(96,900)
of which cash collateral netting	(20,600)	(20,400)
Total net derivatives subject to enforceable master netting agreements	9,800	11,300
Total derivatives not subject to enforceable master netting agreements	3,700	3,900
Total net derivatives presented in the consolidated balance sheets	13,500	15,200
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	28,000	42,300
Securities sold under repurchase agreements, offsetting	(11,400)	(22,500)
Securities sold under repurchase agreements, net	16,600	19,800
Securities lending transactions, gross	5,500	4,200
Securities lending transactions, offsetting	0	(600)
Securities lending transactions, net	5,500	3,600
Obligation to return securities received as collateral, at fair value, gross	39,000	39,400
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	39,000	39,400
Total subject to enforceable master netting agreements, gross	72,500	85,900
Total subject to enforceable master netting agreements, offsetting	(11,400)	(23,100)
Total subject to enforceable master netting agreements, net	61,100	62,800
Total not subject to enforceable master netting agreements	2,000	3,500
Total, gross	74,500	89,400
Total, net	63,100	66,300
of which reported at fair value	10,715	14,828
Amounts not offset in the consolidated balance sheets
Derivatives, net	9,800	11,300
Derivatives, financial instruments	1,700	1,400
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	8,100	9,900
Securities sold under repurchase agreements, net	16,600	19,800
Securities sold under repurchase agreements, financial instruments	16,600	19,700
Securities sold under repurchase agreements, cash collateral received/pledged	0	100
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	5,500	3,600
Securities lending transactions, financial instruments	4,500	3,200
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	1,000	400
Obligation to return securities received as collateral, at fair value, net	39,000	39,400
Obligation to return securities received as collateral, financial instruments	33,000	34,300
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	6,000	5,100
Total financial liabilities subject to enforceable master netting agreements, net	70,900	74,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	55,800	58,600
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,100	15,400
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	13,500	15,200
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(11,400)	(23,100)
Total, gross	34,300	47,700
Total, net	22,900	24,600
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	40,200	41,700
Total, net	40,200	41,700
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,200	6,600
Offsetting	(5,300)	(5,800)
Total net derivatives subject to enforceable master netting agreements	900	800
Amounts not offset in the consolidated balance sheets
Derivatives, net	900	800
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	102,200	107,200
Offsetting	(93,600)	(99,000)
Total net derivatives subject to enforceable master netting agreements	8,600	8,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,600	8,200
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,200	14,800
Offsetting	(4,900)	(12,500)
Total net derivatives subject to enforceable master netting agreements	300	2,300
Amounts not offset in the consolidated balance sheets
Derivatives, net	300	2,300
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	65,100	65,700
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,000	4,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	61,900	60,600
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	300
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,600	31,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,400	31,100
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,400	24,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,400	10,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,000	14,200
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,000	6,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,000	1,600
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,000	4,900
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	700
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	400
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 300